Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Resources Portfolio

November 30, 2019

NAT-QTLY-0120
1.810716.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Construction Materials - 1.7%
Construction Materials - 1.7%
Eagle Materials, Inc. (a)	46,100	$4,242,583
Summit Materials, Inc. (b)	107,900	2,575,573
		6,818,156
Containers & Packaging - 9.4%
Metal & Glass Containers - 5.0%
Aptargroup, Inc.	56,600	6,345,992
Crown Holdings, Inc. (b)	177,000	13,434,300
		19,780,292
Paper Packaging - 4.4%
Avery Dennison Corp.	78,600	10,247,082
Graphic Packaging Holding Co.	135,400	2,202,958
Packaging Corp. of America	41,700	4,666,230
		17,116,270

TOTAL CONTAINERS & PACKAGING		36,896,562

Energy Equipment & Services - 5.6%
Oil & Gas Drilling - 0.6%
Nabors Industries Ltd.	139,520	287,411
Odfjell Drilling Ltd. (b)	178,700	493,030
Shelf Drilling Ltd. (b)(c)	759,800	1,553,252
		2,333,693
Oil & Gas Equipment & Services - 5.0%
Baker Hughes, A GE Co. Class A	430,100	9,642,842
Dril-Quip, Inc. (b)	31,425	1,328,021
Halliburton Co.	164,600	3,454,954
National Oilwell Varco, Inc.	60,900	1,373,295
NCS Multistage Holdings, Inc. (b)	47,200	101,480
Oceaneering International, Inc. (b)	49,600	665,136
RigNet, Inc. (b)	270,230	1,405,196
Schlumberger Ltd.	48,565	1,758,053
		19,728,977

TOTAL ENERGY EQUIPMENT & SERVICES		22,062,670

Metals & Mining - 11.0%
Gold - 11.0%
Agnico Eagle Mines Ltd. (Canada)	227,700	13,583,489
Barrick Gold Corp.	747,432	12,556,858
Franco-Nevada Corp.	174,300	17,132,130
		43,272,477
Oil, Gas & Consumable Fuels - 69.1%
Coal & Consumable Fuels - 0.3%
Pinnacle Renewable Energy, Inc.	157,200	987,012
Integrated Oil & Gas - 18.8%
Cenovus Energy, Inc. (Canada)	2,234,500	19,900,726
Chevron Corp.	297,198	34,810,802
Suncor Energy, Inc.	620,000	19,463,977
		74,175,505
Oil & Gas Exploration & Production - 28.3%
Cabot Oil & Gas Corp.	229,500	3,658,230
Canadian Natural Resources Ltd.	380,600	10,647,516
Centennial Resource Development, Inc. Class A (b)	240,100	741,909
ConocoPhillips Co.	249,100	14,931,054
Crescent Point Energy Corp.	311,600	1,093,169
Devon Energy Corp.	299,600	6,558,244
Diamondback Energy, Inc.	103,100	7,973,754
Encana Corp. (Toronto)	1,432,100	5,660,261
EOG Resources, Inc.	118,300	8,387,470
Kosmos Energy Ltd.	273,100	1,630,407
Magnolia Oil & Gas Corp. Class A (a)(b)	975,800	10,597,188
Noble Energy, Inc.	530,300	11,009,028
Parsley Energy, Inc. Class A	528,000	7,909,440
PDC Energy, Inc. (b)	133,600	3,036,728
Pioneer Natural Resources Co.	111,600	14,266,944
PrairieSky Royalty Ltd.	71,238	735,280
Viper Energy Partners LP	115,000	2,727,800
		111,564,422
Oil & Gas Refining & Marketing - 10.0%
Delek U.S. Holdings, Inc.	196,204	6,731,759
Marathon Petroleum Corp.	64,698	3,923,287
Phillips 66 Co.	99,716	11,439,420
Reliance Industries Ltd.	113,086	2,444,819
Valero Energy Corp.	155,100	14,810,499
		39,349,784
Oil & Gas Storage & Transport - 11.7%
Cheniere Energy, Inc. (b)	212,300	12,852,642
Enterprise Products Partners LP	396,900	10,446,408
Golar LNG Ltd.	132,400	1,723,848
Noble Midstream Partners LP	99,337	2,071,176
Noble Midstream Partners LP (b)(d)	43,718	911,520
Noble Midstream Partners LP (d)	94,222	1,768,076
The Williams Companies, Inc.	718,600	16,326,592
		46,100,262

TOTAL OIL, GAS & CONSUMABLE FUELS		272,176,985

Paper & Forest Products - 0.6%
Forest Products - 0.6%
Western Forest Products, Inc. (a)	2,623,600	2,389,939
TOTAL COMMON STOCKS
(Cost $404,929,258)		383,616,789

Money Market Funds - 4.7%
Fidelity Cash Central Fund 1.61% (e)	9,638,737	9,640,665
Fidelity Securities Lending Cash Central Fund 1.61% (e)(f)	8,830,768	8,831,651
TOTAL MONEY MARKET FUNDS
(Cost $18,472,316)		18,472,316
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $423,401,574)		402,089,105
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(8,133,166)
NET ASSETS - 100%		$393,955,939

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,553,252 or 0.4% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,679,596 or 0.7% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17 - 11/15/19	$3,718,788

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,378
Fidelity Securities Lending Cash Central Fund	21,404
Total	$51,782

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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